Segment information - Schedule of Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	[1]	$ 706,040	$ 537,972	$ 322,843
Adjusted positive (negative) EBITDA		115,547	41,932	(40,105)
Depreciation and amortization		(36,510)	(36,003)	(34,205)
Stock-based compensation expense		(3,454)	(7,292)	(12,338)
Impairment charges		0	0	(5,106)
Restructuring, reorganization and other exit activities charges		(11,344)		(4,041)
Acquisition transaction costs			(390)	(93)
Operating income (loss)		64,239	(1,753)	(95,888)
Financial results, net		(36,633)	(45,459)	(10,207)
Income / (Loss) before income taxes		27,606	(47,212)	(106,095)
Income tax expense		(3,116)	(21,309)	230
Net income / (loss) for the year		24,490	(68,521)	(105,865)
Net loss attributable to redeemable non-controlling interest		0	0	(1,237)
Net income / (loss) attributable to Despegar.com, Corp.		24,490	(68,521)	(104,628)
PrePayModel Customer
Segment Reporting Information [Line Items]
Revenue		619,658	457,335	270,891
Air
Segment Reporting Information [Line Items]
Revenue		257,649	215,782	118,456
Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Revenue		437,010	317,748	203,587
Financial Services
Segment Reporting Information [Line Items]
Revenue		11,381	4,442	800
Operating Segments | Air
Segment Reporting Information [Line Items]
Revenue		257,649	215,782	118,456
Adjusted positive (negative) EBITDA		13,172	17,953	(21,536)
Depreciation and amortization		(9,526)	(10,339)	(11,523)
Stock-based compensation expense		0	0	0
Impairment charges				(161)
Restructuring, reorganization and other exit activities charges		0		0
Acquisition transaction costs			(390)	0
Operating income (loss)		3,646	7,224	(33,220)
Operating Segments | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Revenue		437,010	317,748	203,587
Adjusted positive (negative) EBITDA		103,172	42,257	(4,770)
Depreciation and amortization		(11,673)	(12,516)	(10,961)
Stock-based compensation expense		0	0	0
Impairment charges				(4,945)
Restructuring, reorganization and other exit activities charges		(4,546)		0
Acquisition transaction costs			0	0
Operating income (loss)		86,953	29,741	(20,676)
Operating Segments | Financial Services
Segment Reporting Information [Line Items]
Revenue		40,912	12,247	1,507
Adjusted positive (negative) EBITDA		(797)	(18,278)	(13,799)
Depreciation and amortization		(1,202)	(71)	(62)
Stock-based compensation expense		0	0	0
Impairment charges				0
Restructuring, reorganization and other exit activities charges		0		0
Acquisition transaction costs			0	0
Operating income (loss)		(1,999)	(18,349)	(13,861)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue		(29,531)	(7,805)	(707)
Adjusted positive (negative) EBITDA		0	0	0
Intersegment Eliminations | Air
Segment Reporting Information [Line Items]
Revenue		0	0	0
Intersegment Eliminations | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Revenue		0	0	0
Intersegment Eliminations | Financial Services
Segment Reporting Information [Line Items]
Revenue		(29,531)	(7,805)	(707)
Corporate
Segment Reporting Information [Line Items]
Revenue		0	0	0
Adjusted positive (negative) EBITDA		0	0
Depreciation and amortization		(14,109)	(13,077)	(11,659)
Stock-based compensation expense		(3,454)	(7,292)	(12,338)
Impairment charges				0
Restructuring, reorganization and other exit activities charges		(6,798)		(4,041)
Acquisition transaction costs			0	(93)
Operating income (loss)		$ (24,361)	$ (20,369)	$ (28,131)

[1]	Includes $40,288, $24,220 and $19,205 for related party transactions for the years 2023, 2022 and 2021, respectively. See Note 24.